13. STOCKHOLDERS EQUITY (Details) (USD $)	Total	Preferred Stock, Series A	Preferred Stock, Series C	Common Stock	Additional Paid-In Capital	Earnings
Beginning balance, stockholders' equity at Dec. 31, 2012	$ (7,642,145)	$ 22	$ 92	$ 27,988	$ 16,645,342	$ (24,315,589)
Beginning balance, shares at Dec. 31, 2012		22,034	88,888	28,179,096
Convert Preferred to Common, shares			(314)	110,005
Convert Preferred to Common, value				110	(110)
Common Stock Issued for Cash, shares				1,346,154
Common Stock Issued for Cash, value	175,000			1,346	173,654
Net (loss)	163,049					163,049
Ending balance, stockholders' equity at Jun. 30, 2013	$ (7,304,096)	$ 22	$ 92	$ 29,444	$ 16,818,886	$ (24,152,540)
Ending balance, shares at Jun. 30, 2013		22,034	88,574	29,635,255